S-K 1606, De-SPAC Board Determination	Sep. 10, 2026
De Spac Board Determination Disclosure Line Items
De-SPAC, Board Determination Disclosure [Text Block]	The DTCS Board’s Reasons for the Approval of the Business Combination

The DTCS Board, in evaluating the Transactions, consulted with DTCS’s management and financial, strategic and legal advisors. In (i) resolving that it is fair to and in the best interests of DTCS and its stockholders, and declaring it advisable, to enter into the Business Combination Agreement, the related agreements to which DTCS is a party and the Transactions, (ii) approving the Business Combination Agreement, the related agreements to which DTCS is a party and the Transactions, including the Mergers, on the terms and subject to the conditions of the Business Combination Agreement, and (iii) adopting a resolution recommending the business combination proposal be approved by DTCS shareholders, the DTCS Board considered and evaluated a number of factors, including the factors discussed below. The DTCS Board did not consider it practicable to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors it considered in reaching its determination. In addition, individual directors may have given different weight to different factors. The DTCS Board viewed its decision as being based on all of the information available and the factors presented to and considered by it. This explanation of DTCS’s reasons for the Transactions and all other information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed in the section entitled “Cautionary Note Regarding Forward-Looking Statements.”

The DTCS Board considered a number of factors pertaining to the Transactions as generally supporting its decision to enter into the Business Combination Agreement, the related agreements to which DTCS is a party and the Transactions, including but not limited to, the following material factors:

●	Reasonableness of Aggregate Consideration. The DTCS Board was updated regularly by management as to the status of the valuation negotiations. It was clear as early as April of 2025 that PGUS would not move off its requested valuation, DTCS management reviewed the PGUS projections as well as the third party valuation report commissioned by PGUS, but DTCS management elected not to provide these to the DTCS Board; instead, management consulted with the Board as to PGUS’s requested valuation and discussed with them its findings as to comparable companies. The DTCS Board instructed management to conduct comprehensive diligence on PGUS, with a specific focus on the quality of its key staff and its regulatory status and readiness; based on the principle that any valuation would be dependent on whether or not PGUS would successfully navigate the FDA approval process so that it could go to market with its product offering.

●	Business and Financial Condition and Prospects. After conducting extensive due diligence, the DTCS Board and DTCS’s management team obtained a better understanding of PGUS’s business, regulatory landscape, FDA approval process, financial condition, management team and future growth prospects. The DTCS Board considered the results of the due diligence review of PGUS’s business, including its innovative technologies in the areas of stem cells, its large potential addressable market, its potential ability to generate an attractive return on invested capital as PGUS matures, as well as PGUS’s management team’s experience. The DTCS Board considered how these factors will enhance PGUS’s ability to scale effectively and to execute upon and achieve its business plan.

●	FDA Approval Status. DTCS Management regularly updated the DTCS Board on the status of PGUS’s regulatory progress with the FDA Prior to approving the execution of the Business Combination Agreement, the DTCS Board reviewed the FDA memorandum, dated January 8, 2026, of the December 17, 2025 pre-IND meeting held between PGUS and the FDA, and the DTCS Board determined that based on the FDA meeting summary taken as a whole, the Company’s progress toward clinical trials was sufficient to for DTCS to execute the Business Combination Agreement.

●	Experienced and Committed Management Team. The DTCS Board considered the fact that PGUS will be led by PGUS’s senior management team, who have backgrounds in the biotechnology sector. The senior management team intends to remain with the PGUS in the capacity of officers and/or directors, which will provide helpful continuity in advancing the PGUS’s strategic goals. The DTCS Board noted that its assessment of the PGUS management team and the proposed leadership of the combined company was consistent with its intent to seek targets with experienced and capable management teams.

●	Commitment of PGUS’s Owners. The DTCS Board considered the fact that PGUS’s Chief Executive Officer, PGUS’s Chief Financial Officer and the shareholders of PGUS are not selling any of their current shareholdings of PGUS in connection with the Transaction, and as such, will continue to own more than a majority of the PGUS on a pro forma basis, which the DTCS Board believed reflects such shareholders’ belief in and commitment to the continued growth prospects of PGUS going forward.

●	DTCS Financial Analysis. The DTCS Board relied on the financial analysis conducted by the DTCS management team, and also reviewed the PGUS projections and the Valuation Report. The DTCS Board understood that PGUS would proceed with the Business Combination only with is requested valuation of $1.489,000,000, and it was comfortable that valuation was a factor, but not the only or the principal factor, on which to base its decision on whether or not to enter into the Business Combination Agreement. Rather, the DTCS Board concurred with the recommendation of management that the status of PGUS in the regulatory process presented a reasonable chance that PGUS will ultimately be able to enter the market with at least one FDA-approved product. Companies that reach this stage enjoy higher probability for commercial and financial success.

●	Terms of the Business Combination Agreement and the Related Agreements. The DTCS Board considered the terms and conditions of the Business Combination Agreement and the related agreements and the transactions contemplated thereby, including the Mergers, each party’s representations, warranties and covenants, the conditions to each party’s obligation to consummate the transactions contemplated thereby and the termination provisions as well as the strong commitment by both PGUS and DTCS to complete the Transactions.

●	Board of Directors of the Post-Closing Company. The DTCS Board considered that the initial board of directors would be comprised of at least seven (7) directors, with (i) two (2) persons designated by PGUS, neither of whom shall be required to qualify as independent directors under Nasdaq rules; (ii) one (1) person nominated by DTCS, who shall be reasonably acceptable to PGUS and shall not be required to qualify as an independent director under Nasdaq rules; and (iii) four (4) persons, designated by PGUS who shall be reasonably acceptable to the DTCS, who shall be required to qualify as independent directors under Nasdaq rules, one of whom shall also be required to qualify as an “audit committee financial expert” pursuant to Item 407(d)(5)(ii) and (iii) of Regulation S-K.

●	Role of Independent Directors. The DTCS Board is comprised of a majority of directors who are independent under applicable NASDAQ and SEC rules.

●	Attractive Business Model. The DTCS Board considered PGUS’s business model, which has attractive potential unit economics and is designed to generate free cash flow upon the regulatory approval of the PGUS product line, both of which are consistent with the stated criteria that would drive DTCS’s search for prospective targets.

●	Significant Revenue Opportunities. The DTCS Board believes PGUS with its proprietary stemXcell™ platform, has the potential to generate significant recurring revenues through the development and commercialization of stem cell-based therapies targeting inflammatory and degenerative diseases. This aligns with the Board’s stated intent to focus on potential targets capable of generating sustainable free cash flow over time.